INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment (Details) - USD ($)	9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Property, plant and equipment
As of the beginning of period	$ 74,573,278	$ 67,853,835
Additions	5,455,927	10,977,421
Disposals	(9,925)	(80,269)
Depreciation of the period	(4,495,318)	(3,923,274)
Foreign currency translation	(179,693)	(264,122)
As of the end of period	75,344,269	74,563,591
Capitalized financial costs	244,435	100,809
Office equipment
Property, plant and equipment
As of the beginning of period	410,338	263,892
Additions	18,636	56,301
Depreciation of the period	(59,886)	(51,251)
Foreign currency translation	(4,125)	(1,462)
As of the end of period	364,963	267,480
Vehicles
Property, plant and equipment
As of the beginning of period	2,200,349	2,032,853
Additions	70,085	588,368
Disposals	(8,276)	(9,013)
Depreciation of the period	(665,031)	(635,040)
Foreign currency translation	(3,470)	12,805
As of the end of period	1,593,657	1,989,973
Equipment and computer software
Property, plant and equipment
As of the beginning of period	507,469	174,399
Additions	62,231	152,174
Depreciation of the period	(191,373)	(152,719)
Foreign currency translation	3,579	(2,180)
As of the end of period	381,906	171,674
Fixture and fittings
Property, plant and equipment
As of the beginning of period	2,786,470	2,862,949
Additions	9,083	11,085
Depreciation of the period	(617,240)	(592,248)
Foreign currency translation	4,256	(2,228)
As of the end of period	2,182,569	2,279,558
Machinery and equipment
Property, plant and equipment
As of the beginning of period	16,710,328	14,463,756
Additions	551,031	572,889
Transfers	136,734
Disposals	(1,649)	(71,256)
Depreciation of the period	(2,200,283)	(1,789,498)
Foreign currency translation	(101,283)	(68,933)
As of the end of period	15,094,878	13,106,958
Land and buildings
Property, plant and equipment
As of the beginning of period	39,677,902	36,144,792
Additions		3,228,807
Transfers	46,430
Depreciation of the period	(761,505)	(702,518)
Foreign currency translation	(69,309)	2,060
As of the end of period	38,893,518	38,673,141
Buildings in progress
Property, plant and equipment
As of the beginning of period	12,280,422	11,911,194
Additions	4,744,861	6,367,797
Transfers	(183,164)
Foreign currency translation	(9,341)	(204,184)
As of the end of period	$ 16,832,778	$ 18,074,807